Financial Instruments by Category	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments by Category
6.	FINANCIAL INSTRUMENTS BY CATEGORY
The following tables show the financial assets and liabilities by category of financial instrument and a reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Other receivables” and “Accounts payable” contain both financial instruments and non-financial
assets and liabilities (such as tax receivables, and receivables and payables in kind, among other) reconciliation is presented in the columns headed
“Non-financial
assets” and
“Non-financial
Liabilities”.
Financial Assets

	2019
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	19,078	—	19,078	29,892	48,970
Trade receivables (2)	139,982	—	139,982	—	139,982
Investment in financial assets	—	8,370	8,370	—	8,370
Cash and cash equivalents	59,062	7,038	66,100	—	66,100

	218,122	15,408	233,530	29,892	263,422

	2018
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	14,860	—	14,860	17,250	32,110
Trade receivables (2)	98,930	—	98,930	—	98,930
Investment in financial assets	—	10,941	10,941	—	10,941
Cash and cash equivalents	38,236	7,792	46,028	—	46,028

	152,026	18,733	170,759	17,250	188,009

	2017
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	6,793	—	6,793	7,541	14,334
Trade receivables (2)	44,182	—	44,182	—	44,182
Investment in financial assets	—	12,936	12,936	—	12,936
Cash and cash equivalents	9,687	19,051	28,738	—	28,738

	60,662	31,987	92,649	7,541	100,190

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.

Financial Liabilities

	2019
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	61,780	—	61,780	—	61,780
Loans	526,760	—	526,760	—	526,760
Other liabilities	2,013	—	2,013	—	2,013
Accounts payable	149,880	—	149,880	1,180	151,060

	740,433	—	740,433	1,180	741,613

	2018
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	—	—	—	—	—
Loans	335,078	—	335,078	—	335,078
Other liabilities	1,271	—	1,271	—	1,271
Accounts payable	87,087	—	87,087	511	87,598

	423,436	—	423,436	511	423,947

	2017
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	—	—	—	—	—
Loans	191,063	—	191,063	—	191,063
Other liabilities	2,660	—	2,660	—	2,660
Accounts payable	45,638	—	45,638	458	46,096

	239,361	—	239,361	458	239,819

Gains and losses on financial and
non-financial
instruments are allocated to the following categories:

	2019
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	7,665	—	7,665
Interest loss	(48,136)	—	(48,136)
Net financial accretion	(5,592)	—	(5,592)
Net exchange differences	47,935	—	47,935
Fair value loss on financial assets at fair value through profit or loss	—	(1,449)	(1,449)
Result from derivative financial instruments	—	(293)	(293)
Result from net monetary position	5,904	—	5,904

	7,776	(1,742)	6,034

	2018
	Financial and non-financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	3,033	—	3,033
Interest loss	(28,717)	—	(28,717)
Net financial accretion	7,627	—	7,627
Net exchange differences	54,459	—	54,459
Fair value gains on financial assets at fair value through profit or loss	—	2,596	2,596
Result from derivative financial instruments	—	933	933
Result from net monetary position	1,594	—	1,594

	37,996	3,529	41,525

	2017
	Financial and non- financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	1,598	—	1,598
Interest loss	(18,385)	—	(18,385)
Net financial accretion	(3,169)	—	(3,169)
Net exchange differences	8,950	—	8,950
Fair value gains on financial assets at fair value through profit or loss	—	2,208	2,208
Result from derivative financial instruments	—	—	—
Result from net monetary position	—	—	—

	(11,006)	2,208	(8,798)

Fair value measurements
IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, independent parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.
In the case of Level 1, valuation is based on unadjusted quoted prices in active markets for identical financial assets or liabilities that the Group can refer to at the end of the period. A market is deemed active if transactions take place with sufficient frequency and in sufficient quantity for price information to be available on an ongoing basis. Since a quoted price in an active market is the most reliable indicator of fair value, this should always be used if available. Financial instruments assigned by the Group to this level comprise investments in listed mutual funds and public securities.
In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period. The Group has not valued financial instruments under this category.
In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors, which market players would consider in their pricing. The Group uses the best available information for this, including internal company data. The Group has not valued financial instruments under this category.
YPF’s Corporative Finance Division has a team in place in charge of the valuation of financial instruments required to be reported in the financial statements, including the fair value of Level 3 instruments. The team directly reports to the CFO. The CFO and the valuation team discuss the valuation methods and results upon the acquisition of a financial instrument and, if necessary, on a quarterly basis, in line with the Group’s quarterly reports.

The tables below show the Group’s financial assets measured at fair value as of December 31, 2019, 2018 and 2017 and their allocation to their fair value levels.

	2019
Financial Assets	Level 1	Level 2	Level 3	Total
Investment in financial assets:
- Public securities	8,370	—	—	8,370

	8,370	—	—	8,370

Cash and cash equivalents:
- Mutual funds	7,038	—	—	7,038

	7,038	—	—	7,038

	15,408	—	—	15,408

	2018
Financial Assets	Level 1	Level 2	Level 3	Total
Investment in financial assets:
- Public securities	10,941	—	—	10,941

	10,941	—	—	10,941

Cash and cash equivalents:
- Mutual funds	7,792	—	—	7,792

	7,792	—	—	7,792

	18,733	—	—	18,733

	2017
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	12,936	—	—	12,936

	12,936	—	—	12,936

Cash and cash equivalents:
- Mutual funds	19,051	—	—	19,051

	19,051	—	—	19,051

	31,987	—	—	31,987

The Group has no financial liabilities measured at fair value through profit or loss.
The Group’s policy is to acknowledge transfers among the several categories of valuation hierarchies when occurred, or when there are changes in the prevailing circumstances requiring such transfer. During the years ended December 31, 2019, 2018 and 2017, there were no transfers between the different hierarchies used to determine the fair value of the Group’s financial instruments.
Fair value of financial assets and financial liabilities measured at amortized cost
The estimated fair value of loans, considering unadjusted listed prices (Level 1) for NO and interest rates offered to the Group (Level 3) for the other financial loans remaining, amounted to 476,750, 293,972 and 200,264 as of December 31, 2019, 2018 and 2017, respectively.
The fair value of other receivables, trade receivables, cash and cash equivalents, other liabilities and accounts payable do not differ significantly from their book value.